Deferred tax liability	6 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities [abstract]
Deferred tax liability
Note 12. Deferred tax liability

	Consolidated
	December 2025 $	June 2025 $
Non-current liabilities
Deferred tax liability associated with Licencing Agreement	271,629	271,629

The Company has completed an analysis of the availability of historical tax losses to offset the deferred tax liability, concluding that the historical tax losses are not expected to be available for offs et a
gainst the deferred tax liability.